Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-39752
Entity Registrant Name	Petros Pharmaceuticals, Inc.
Entity Central Index Key	0001815903
Entity Tax Identification Number	85-1410058
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	973
Local Phone Number	242-0005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false